CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,627,257,689	$ 229,194,451	¥ 1,469,074,275	¥ 1,967,815,019
Operating costs and expenses:
Operating costs (including purchase from related parties of RMB1,722,351, RMB299,861 and RMB1,574,642 (USD221,784) for the years ended December 31, 2021, 2022 and 2023, respectively)	(947,438,814)	(133,443,966)	(1,066,512,951)	(1,312,516,298)
Selling and marketing expenses (including service from related parties of RMB9,087,960, RMB6,163,675 and RMB1,276,474 (USD179,788) for the years ended December 31, 2021, 2022 and 2023, respectively)	(71,618,033)	(10,087,189)	(68,490,439)	(103,756,493)
General and administrative expenses	(208,433,678)	(29,357,270)	(259,513,862)	(318,971,686)
Other operating expenses	(11,704,553)	(1,648,552)	(8,416,358)	(13,188,962)
Impairment loss of goodwill | ¥	0		(91,236,480)
Other general expenses	(79,583,586)	(11,209,114)	(485,427,163)	(120,179,989)
Total operating costs and expenses	(1,318,778,664)	(185,746,091)	(1,979,597,253)	(1,868,613,428)
Other operating income	27,169,901	3,826,801	23,993,148	29,998,233
Income (loss) from operations	335,648,926	47,275,161	(486,529,830)	129,199,824
Interest income (including interest income from related parties of RMB544,352, RMB12,333 and RMB465,500 (USD65,564) for the years ended December 31, 2021, 2022 and 2023, respectively)	41,371,162	5,827,006	48,105,125	60,659,015
Interest expenses	(14,053,841)	(1,979,442)	(27,987,842)	(15,303,462)
Gains (losses and impairment) on equity securities held	(5,378,104)	(757,490)	(62,156,235)	9,170,588
Other income, net	22,783,715	3,209,019	24,404,728	11,750,278
Income (loss) before income taxes and share of losses in equity method investments	380,371,858	53,574,254	(504,164,054)	195,476,243
Income tax (expense) benefit	(118,452,255)	(16,683,651)	44,072,902	(112,287,231)
Income (loss) before share of losses in equity method investments	261,919,603	36,890,603	(460,091,152)	83,189,012
Share of income(loss) in equity method investments, net of tax	(1,392,002)	(196,059)	(1,598,301)	382,874
Net income (loss)	260,527,601	36,694,544	(461,689,453)	83,571,886
Net loss attributable to noncontrolling interests	8,788,707	1,237,864	36,536,272	5,134,870
Net income(loss) attributable to ordinary shareholders	269,316,308	37,932,408	(425,153,181)	88,706,756
Other comprehensive (loss) income, net of tax
-Foreign currency translation adjustments	672,112	94,665	(11,361,872)	(6,497,403)
-Unrealized gains(losses) on available-for-sale investments	(2,934)	(413)	(2,786,931)	2,791,663
Other comprehensive (loss) income, net of tax	669,178	94,252	(14,148,803)	(3,705,740)
Comprehensive income(loss), net of tax	261,196,779	36,788,796	(475,838,256)	79,866,146
Comprehensive loss attributable to noncontrolling interests	8,788,707	1,237,864	36,536,272	5,134,870
Comprehensive income(loss) attributable to ordinary shareholders	¥ 269,985,486	$ 38,026,660	¥ (439,301,984)	¥ 85,001,016
Class A ordinary shares
Earnings(losses) per share
Basic earnings (losses) per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Diluted earnings (losses) per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Weighted average shares outstanding
Weighted average shares outstanding basic	67,321,003	67,321,003	68,201,056	68,286,954
Weighted average shares outstanding diluted	67,321,003	67,321,003	68,201,056	68,286,954
Class B ordinary shares
Earnings(losses) per share
Basic earnings (losses) per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Diluted earnings (losses) per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Weighted average shares outstanding
Weighted average shares outstanding basic	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted	34,762,909	34,762,909	34,762,909	34,762,909
Leased-and-operated revenue
Revenues:
Total revenues	¥ 787,814,342	$ 110,961,329	¥ 700,022,649	¥ 963,727,199
Franchised-and-managed revenue
Revenues:
Total revenues	705,244,948	99,331,673	588,463,368	782,572,078
Wholesale and others
Revenues:
Total revenues	¥ 134,198,399	$ 18,901,449	¥ 180,588,258	¥ 221,515,742